Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions, shares in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Number of shares, Beginning balance	30,598	30,598	30,598
Number of shares, Ending balance	30,598	30,598	30,598
Share capital, Beginning balance	¥ 254,056	¥ 254,056	¥ 254,056
Share capital, Ending balance	¥ 254,056	¥ 254,056	¥ 254,056